Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 12,256	$ 10,904
Accounts receivable, less allowance for doubtful accounts of $34 and $54, respectively	97,101	119,169
Inventories	708,811	410,331
Assets held for sale	4,358	5,979
Refundable income taxes	0	3,866
Other current assets	2,450	5,193
Total current assets	824,976	555,442
Property, plant, and equipment, net	301,212	268,043
Right-of-use assets operating, net	23,235	34,008
Right-of-use assets financing, net	33,571	34,867
Pension assets	59,304	52,866
Other assets	1,360	1,804
Total assets	1,243,658	947,030
Current liabilities:
Accounts payable	69,232	87,602
Deferred revenue	9,956	7,655
Accrued vacation	11,143	11,611
Accrued payroll	16,772	16,998
Other accrued expenses	23,293	23,269
Income taxes payable	2,018	0
Current portion of long-term debt and lease obligations	25,792	26,020
Total current liabilities	158,206	173,155
Long-term debt, less current portion	432,695	109,624
Operating lease obligations, less current portion	16,675	22,533
Financing lease obligations, less current portion	17,293	19,942
Deferred income tax liability, net	31,625	32,944
Other liabilities	3,700	4,995
Total liabilities	660,194	363,193
Commitments and contingencies
Stockholders’ equity:
Preferred stock	351	644
Common stock	3,049	3,041
Additional paid-in capital	99,152	98,641
Treasury stock, at cost	(168,573)	(128,879)
Accumulated other comprehensive loss	(20,488)	(26,468)
Retained earnings	669,973	636,858
Total stockholders’ equity	583,464	583,837
Total liabilities and stockholders’ equity	$ 1,243,658	$ 947,030